SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Schedule of share-based compensation expense by function

	Years ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Cost of revenues	1,393	1,523	1,490	215
Research and development	51,322	142,777	148,211	21,347
Selling and marketing	7,621	18,206	13,830	1,992
General and administrative	113,435	153,234	142,618	20,541

	173,771	315,740	306,149	44,095

2014 Restricted Share Plan
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2016	19,797,900	0.30	2.20	8.31	25,801
Granted	40,904,390	0.31	1.13
Forfeited	(6,770,890)	0.32	1.83
Exercised	(3,065,470)	0.20	2.22

Outstanding at December 31, 2016	50,865,930	0.31	1.37	7.31	32,839

Vested and expected to vest at December 31, 2016	49,189,470	0.31	1.38	7.31	31,854

Exercisable as at December 31, 2016	1,864,530	0.21	2.15	7.31	1,387

2014 Restricted Share Plan | Restricted shares with an option feature
SHARE-BASED COMPENSATION
Summary of assumptions used in calculating fair value of options

Year ended December 31, 2016
Fair value of ordinary share (US$)	0.95-1.63
Risk-free interest rates	1.99%-2.98%
Expected volatility range	44.6%-53%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.67-1.33

2013 Incentive Scheme
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2016	61,320,331	0.33	1.23	8.01	77,726
Forfeited	(4,261,000)	0.34	1.38
Exercised	(8,092,280)	0.33	1.19

Outstanding at December 31, 2016	48,967,051	0.33	1.22	7.01	30,438

Vested and expected to vest at December 31, 2016	48,515,858	0.33	1.23	7.01	30,137

Exercisable as at December 31, 2016	14,181,172	0.33	1.14	7.01	8,908

2011 Share Award Scheme
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2016	22,202,973	1.11
Granted	1,374,000	1.61
Vested	(11,675,334)	0.82
Forfeited	(4,893,967)	1.67

Unvested at December 31, 2016	7,007,672	1.30

Other Share Incentive Awards
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2016	3,690,668	2.28
Granted	105,000	1.62
Vested	(1,348,667)	1.54
Forfeited	(454,350)	2.36

Unvested at December 31, 2016	1,992,651	1.08

Kingsoft Share Award Scheme
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of Kingsoft ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2016	1,387,000	2.0
Granted	9,000	2.1
Vested	(944,100)	2.3
Forfeited	(117,500)	2.7

Unvested at December 31, 2016	334,400	0.9